UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		1010 Washington Boulevard
			Stamford, CT  06901

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-978-0250

Signature,      Place,                  and Date of Signing:

John Kim   Stamford, Connecticut   August 13, 2010

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$ 97,407
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER  	       COM	        037833100     6872    27322 SH	     Sole				       27322
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1920	 16 SH	     Sole				          16
BERKSHIRE HATHAWAY INC CL B    COM	        084670207     3228    40505 SH	     Sole				       40505
BOTTOMLINE TECHNOLOGIES	       COM	        101388106      367    28145 SH	     Sole				       28145
CH ROBINSON WORLDWIDE INC      COM	        12541W209      305     5475 SH	     Sole				        5475
COPART INC 		       COM	        217204106      372    10400 SH	     Sole				       10400
CVS CAREMARK CORPORATION       COM              126650100     6530   222720 SH       Sole                                     222720
FASTENAL CO.  		       COM	        311900104      640    12758 SH	     Sole				       12758
FIDELITY NATL INFORMATION SV   COM	        31620m106     4528   168830 SH	     Sole			              168830
GOOGLE 			       COM	        38259P508     5206    11701 SH	     Sole				       11701
HEALTH NET INC 	 	       COM	        42222G108     3619   148495 SH	     Sole				      148495
HENRY SCHEIN   		       COM	        806407102     3783    68905 SH	     Sole				       68905
JOHNSON & JOHNSON	       COM	        478160104     1431    24232 SH	     Sole				       24232
KRAFT FOODS INC		       COM		50075N104     8772   313277 SH       Sole                                     313277
LKQ CORPORATION		       COM	        501889208      453    23510 SH	     Sole				       23510
MASTERCARD 		       COM	        57636Q104     4920    24656 SH       Sole				       24656
MCDONALDS CORPORATIONS 	       COM	        580135101     6887   104550 SH	     Sole				      104550
MICROSOFT CORP 		       COM	        594918104     3446   149750 SH	     Sole				      149750
NESTLE SA 	               SPONSORED ADR	641069406     1552    32065 SH	     Sole				       32065
ORACLE CORP  	               COM	        68389x105     4713   219605 SH	     Sole				      219605
PEPSICO INC.   	               COM	        713448108     3817    62630 SH	     Sole				       62630
PETSMART INC   	               COM	        716768106     3147   104315 SH	     Sole				      104315
PFIZER  	               COM	        717081103      186    13024 SH	     Sole				       13024
ROBERT HALF, INC. 	       COM	        770323103      217     9230 SH	     Sole				        9230
SEI INVESTMENTS CO  	       COM	        784117103      386    18960 SH	     Sole				       18960
SOLERA HOLDINGS 	       COM	        83421A104     2380    65750 SH	     Sole				       65750
SPDR GOLD TRUST  	       GOLD SHS	        78463v107     3609    29658 SH	     Sole				       29658
THERMO FISHER SCIENTIFIC       COM	        883556102     6266   127750 SH	     Sole				      127750
TIME WARNER CABLE INC          COM		88732J207     2911    55900 SH	     Sole				       55900
VISA INC. 	               COM	        92826C839     4943    69871 SH	     Sole				       69871





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